Cash and cash equivalents - Narratives (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 CAD ($)
Cash and cash equivalents
Cash and cash equivalents	$ 106,700,000	$ 63,615	$ 48,234	$ 43,455,000	$ 20,110	$ 16	$ 105,944,000
U.S. dollars
Cash and cash equivalents
Cash and cash equivalents	91,535,000			26,597,000
Money market funds
Cash and cash equivalents
Cash and cash equivalents	2,300,000			1,400,000
Money market funds | U.S. dollars
Cash and cash equivalents
Cash and cash equivalents		$ 1,600			$ 1,000
Guaranteed investment certificates
Cash and cash equivalents
Cash and cash equivalents	$ 57,700,000			$ 0
Interest rate	4.95%	4.95%	4.95%
Guaranteed investment certificates | U.S. dollars
Cash and cash equivalents
Cash and cash equivalents		$ 40,100